Derivatives (Tables)	3 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Outstanding Derivatives Entered Into To Hedge Inventory Or Fixed Price Purchase Commitments
At March 31, 2015, we had the following outstanding derivative commodity contracts that were entered into to economically hedge inventory or fixed price purchase commitments.

	Sell (Short) Contracts	Buy (Long) Contracts
Designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	520	—
Weighted average contract price per bbl	$47.47	$—

Not qualifying or not designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	353	276
Weighted average contract price per bbl	$52.02	$54.27
Crude oil swaps:
Contract volumes (1,000 bbls)	670	—
Weighted average contract price per bbl	$2.89	$—
#6 Fuel oil futures:
Contract volumes (1,000 bbls)	340	95
Weighted average contract price per bbl	$45.46	$44.95
Crude oil options:
Contract volumes (1,000 bbls)	85	40
Weighted average premium received	$2.36	$0.17

Schedule Of Fair Value Of Derivative Assets And Liabilities
The following tables reflect the estimated fair value gain (loss) position of our derivatives at March 31, 2015 and December 31, 2014:
Fair Value of Derivative Assets and Liabilities

	Unaudited Condensed Consolidated Balance Sheets Location	Fair Value
		March 31, 2015	December 31, 2014
Asset Derivatives:
Commodity derivatives - futures and call options (undesignated hedges):
Gross amount of recognized assets	Current Assets - Other	$839	$16,383
Gross amount offset in the Unaudited Condensed Consolidated Balance Sheets	Current Assets - Other	(839)	(2,310)
Net amount of assets presented in the Unaudited Condensed Consolidated Balance Sheets		$—	$14,073
Commodity derivatives - futures and call options (designated hedges):
Gross amount of recognized assets	Current Assets - Other	$61	$—
Gross amount offset in the Unaudited Condensed Consolidated Balance Sheets	Current Assets - Other	(61)	—
Net amount of assets presented in the Unaudited Condensed Consolidated Balance Sheets		$—	$—
Liability Derivatives:
Commodity derivatives - futures and call options (undesignated hedges):
Gross amount of recognized liabilities	Current Assets - Other (1)	$(2,067)	$(2,310)
Gross amount offset in the Unaudited Condensed Consolidated Balance Sheets	Current Assets - Other (1)	2,067	2,310
Net amount of liabilities presented in the Unaudited Condensed Consolidated Balance Sheets		$—	$—
Commodity derivatives - futures and call options (designated hedges):
Gross amount of recognized liabilities	Current Assets - Other (1)	$(797)	$—
Gross amount offset in the Unaudited Condensed Consolidated Balance Sheets	Current Assets - Other (1)	797	—
Net amount of liabilities presented in the Unaudited Condensed Consolidated Balance Sheets		$—	$—

(1)	These derivative liabilities have been funded with margin deposits recorded in our Unaudited Condensed Consolidated Balance Sheets under Current Assets - Other.

Schedule Of Effect On Operating Results
Effect on Operating Results

		Amount of Gain (Loss) Recognized in Income
	Unaudited Condensed Consolidated Statements of Operations Location	Three Months Ended March 31,
		2015	2014
Commodity derivatives - futures and call options:
Contracts designated as hedges under accounting guidance	Supply and logistics product costs	$2,186	$—
Contracts not considered hedges under accounting guidance	Supply and logistics product costs	(805)	2,769
Total commodity derivatives		$1,381	$2,769